Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	Years Ended June 30,
	2023	2022

Trade creditors	1,716,135	2,689,098
Accrued research and development expenses	1,458,310	2,066,500
Accrued professional fees	222,126	185,362
Other accrued expenses	87,223	107,929
Other payables	33,914	57,622

Total	3,517,708	5,106,511